STOCK-BASED COMPENSATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Equity-settled share based awards
Share based compensation
Schedule of movements in the number of share options outstanding

	Twelve month ended December 31,
	2022			2021
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)

Outstanding at the beginning of the period	20,666		327	3,194		424
Granted during the period	10,767		240	18,733		249
Forfeited during the period	(2,747)		400	(447)		407
Exercised during the period	(4,594)	(1)	240	(814)	(2)	406
Outstanding at the end of the period	24,092		339	20,666		327
Exercisable at the end of the period	11,063		312	6,246		361
(1)    The weighted-average exercise price of shares was RUB 297.
(2)    The weighted-average exercise price of shares was RUB 375.

Schedule of range of exercise prices and the weighted-average remaining contractual terms

	December 31, 2022
			Weighted-
			average
		Range of	remaining
	Shares (in	exercise prices	contractual term
	thousands)	(in RUB)	(in month)

Outstanding shares	24,092
Incl. to be exercised in 2023	11,063	230-240	3
to be exercised in 2024	10,099	320-330	15
to be exercised in 2025	2,930	320-660	27

Cash-settled share based awards
Share based compensation
Schedule of movements in the number of share options outstanding

	Twelve month ended December 31,
	2022			2021
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)
Outstanding at the beginning of the period	3,485		373	725		707
Granted during the period	5,189		328	3,788		423
Forfeited during the period	(585)		515	(298)		678
Exercised during the period	(1,593)	(1)	591	(729)	(1)	707
Outstanding at the end of the period	6,496		333	3,485		402
Exercisable at the end of the period	2,468		319	1,598		638
(1)The weighted-average exercise price of shares is equal weighted-average fair value.

Schedule of range of exercise prices and the weighted-average remaining contractual terms

	December 31, 2022
			Weighted-
			average
		Range of	remaining
	Shares	exercise prices	contractual term
	(in thousands)	(in RUB)	(in month)

Outstanding shares, Incl.	6,496
to be exercised in 2023, based on ordinary shares	2,468	236	3
to be exercised in 2024, based on ordinary shares	2,091	320-330	15
to be exercised in 2025, based on ordinary shares	1,938	320-488	27